SUMMARY OF DETAILED SEGMENT INFORMATION (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operating expense	$ 15,365,465	$ 5,203,101	$ 50,222,196	$ 6,925,942	[1]
Education [member]
IfrsStatementLineItems [Line Items]
Operating expense			$ 667,217	$ 0

[1]	Restatement details in Note 2